Pension Plan (Cost of Benefits) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Pension Plan [Abstract]
Current service cost, net of employee contributions	$ 17	$ 11	$ 32	$ 25
Interest cost on accrued benefit obligation	32	35	140	149
Expected return on plan assets	(41)	(39)	(156)	(159)
Amortization of transitional obligation	3	3	14	14
Amortization of past service costs	2	2	9	9
Amortization of net actuarial gain	15	13	46	33
Total cost of benefit	$ 28	$ 25	$ 85	$ 71